Meridian Equity Income Fund®
FUND SUMMARY MERIDIAN EQUITY INCOME FUND®
Investment Objective
The MERIDIAN EQUITY INCOME FUND® seeks long-term growth of capital along with income as a component of total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Meridian Equity Income Fund®
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Meridian Equity Income Fund®
Management Fees		0.93%
Distribution (12b-1) Fees		none
Other Expenses		0.32%
Total Annual Fund Operating Expenses	[1]	1.25%
[1]	As discussed under "ORGANIZATION AND MANAGEMENT - Management Fees and Other Expenses", the Fund may, subject to the approval of the Board of Directors, repay the Investment Adviser for amounts it has previously waived or reimbursed under the voluntary expense waiver arrangement for up to three years following such waiver or reimbursement, provided that Fund expenses do not exceed the then applicable expense cap after giving effect to any repayment by the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Meridian Equity Income Fund®	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of dividend-paying equity securities of U.S. companies that have the potential for capital appreciation and which the Investment Adviser believes may have the capacity to raise dividends in the future. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include common and preferred stocks as well as convertible securities in domestic and foreign companies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest a portion of its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Group (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth or dividend prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in this Fund are set forth below. Please see the section “Further Information About Principal Risks” in this prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

General Risk — You could lose money on your investment in the Fund or the Fund could underperform other investments.

Investment Style Risk — Although the Fund makes every effort to achieve its investment objective of long-term growth of capital along with income, it cannot guarantee that the Investment Adviser’s investment strategies or securities selection method will achieve that objective.

Equity Securities Risk — Equity securities holders are entitled to the income and increase in the value of the assets and business of an issuer after debt obligations and obligations to debt securities holders are satisfied. Equity securities fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions and the value of your investment in the Fund may be more or less than your purchase price.

Income Risk — Because the payment of dividends is subject to the discretion of a company, there is a risk that the Fund may not be able to pay income.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of smaller and newer companies tend to fluctuate more than those of larger, more established companies and have smaller market for their shares than do large capitalization companies.

Foreign Company Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities, including medium- and lower-grade securities, because there are too few buyers for them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s highest quarterly return was 20.06% (for the quarter ended September 30, 2009); and the lowest quarterly return was -21.28% (for the quarter ended December 31, 2008).

For the period January 1, 2011 through September 30, 2011, the total return of the Fund was -7.09%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Meridian Equity Income Fund®	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Since Inception Date
Return Before Taxes	MERIDIAN EQUITY INCOME FUND®		16.63%	3.47%	3.94%	Jan. 31, 2005
Return After Taxes on Distributions	MERIDIAN EQUITY INCOME FUND®		16.27%	2.77%	3.28%	Jan. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares	MERIDIAN EQUITY INCOME FUND®		11.28%	2.89%	3.27%	Jan. 31, 2005
S&P 500® Index		(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.19%	Jan. 31, 2005

Meridian Growth Fund®
FUND SUMMARY MERIDIAN GROWTH FUND®
Investment Objective
The MERIDIAN GROWTH FUND® seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Meridian Growth Fund®
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meridian Growth Fund®
Management Fees	0.76%
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.81%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Meridian Growth Fund®	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed. Bonds that are downgraded after purchase will be sold if the Investment Adviser determines that they no longer have the potential to meet the Fund’s investment objective.

Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in this Fund are set forth below. Please see the section “Further Information About Principal Risks” in this prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

General Risk — You could lose money on your investment in the Fund or the Fund could underperform other investments.

Investment Style Risk — Although the Fund makes every effort to achieve its investment objective of long-term growth of capital along with income, it cannot guarantee that the Investment Adviser’s investment strategies or securities selection method will achieve that objective.

Equity Securities Risk — Equity securities holders are entitled to the income and increase in the value of the assets and business of an issuer after debt obligations and obligations to debt securities holders are satisfied. Equity securities fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions and the value of your investment in the Fund may be more or less than your purchase price.

Growth Investing Risk — There is a risk that the Fund’s emphasis on investing in growth-oriented companies may underperform during times when growth investing is out of favor.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of smaller and newer companies tend to fluctuate more than those of larger, more established companies and have smaller market for their shares than do large capitalization companies.

Foreign Company Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the Russell 2000® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s highest quarterly return was 20.96% (for the quarter ended June 30, 2003); and the lowest quarterly return was –20.24% (for the quarter ended December 31, 2008).

For the period January 1, 2011 through September 30, 2011, the total return of the Fund was –12.18%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Meridian Growth Fund®	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Since Inception Date
Return Before Taxes	MERIDIAN GROWTH FUND®		31.37%	8.75%	9.31%	12.90%	Aug. 01, 1984
Return After Taxes on Distributions	MERIDIAN GROWTH FUND®		31.33%	8.01%	8.51%	10.59%	Aug. 01, 1984
Return After Taxes on Distributions and Sale of Fund Shares	MERIDIAN GROWTH FUND®		20.43%	7.41%	7.94%	10.26%	Aug. 01, 1984
Russell 2000® Index		(reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%	10.02%	Aug. 01, 1984

Meridian Value Fund®
FUND SUMMARY MERIDIAN VALUE FUND®
Investment Objective
The MERIDIAN VALUE FUND® seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Meridian Value Fund®
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meridian Value Fund®
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Meridian Value Fund®	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes stocks which the Investment Adviser believes are undervalued in relation to an issuer's long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as "junk bonds." These are bonds that are rated Ba or below by Moody's or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody's or C or below by S&P, or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. If, in the Investment Adviser's opinion, a stock has reached a fully valued position, it generally will be, but need not be, sold and replaced by securities which are deemed to be undervalued in the marketplace. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser's opinion, is reflected in the share price.

Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in this Fund are set forth below. Please see the section “Further Information About Principal Risks” in this prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

General Risk — You could lose money on your investment in the Fund or the Fund could underperform other investments.

Investment Style Risk — Although the Fund makes every effort to achieve its investment objective of long-term growth of capital, it cannot guarantee that the Investment Adviser’s investment strategies or securities selection method will achieve that objective.

Equity Securities Risk — Equity securities holders are entitled to the income and increase in the value of the assets and business of an issuer after debt obligations and obligations to debt securities holders are satisfied. Equity securities fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions and the value of your investment in the Fund may be more or less than your purchase price.

Value Investing Risk — There is a risk that the Fund’s emphasis on investing in value-oriented companies may underperform during times when value investing is out of favor.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of smaller and newer companies tend to fluctuate more than those of larger, more established companies and have smaller market for their shares than do large capitalization companies.

Foreign Company Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities, including medium- and lower-grade securities, because there are too few buyers for them.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund's highest quarterly return was 17.46% (for the quarter ended December 31, 2001); and the lowest quarterly return was –23.48% (for the quarter ended December 31, 2008).

For the period January 1, 2011 through September 30, 2011, the total return of the Fund was –15.61%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Meridian Value Fund®	Column	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Since Inception Date
Return Before Taxes	MERIDIAN VALUE FUND®		18.23%	4.55%	6.79%	13.37%	Feb. 10, 1994
Return After Taxes on Distributions	MERIDIAN VALUE FUND®		18.18%	3.22%	5.66%	11.65%	Feb. 10, 1994
Return After Taxes on Distributions and Sale of Fund Shares	MERIDIAN VALUE FUND®		11.91%	3.71%	5.75%	11.36%	Feb. 10, 1994
S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	7.86%	Feb. 10, 1994